ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES
Schedule of accrued expenses

	December 31,
	2021	2020
Professional fees	$144,377	$173,095
Investor Relations fees	584,000	528,000
Payroll taxes	199,582	148,899
Payroll	557,937	—
Research contract expenses	193,537	105,052
Other expenses	5,976	5,802
Total	$1,685,409	$960,848